SHAREHOLDERS' EQUITY - Cash Dividend Declared (Detail) - $ / shares					12 Months Ended
	Dec. 07, 2017	Sep. 07, 2017	May 11, 2017	Feb. 09, 2017	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Equity [Abstract]
Dividends declared per share of common stock (in usd per share)	$ 0.40	$ 0.35	$ 0.35	$ 0.35	$ 1.45	$ 1.25	$ 1.05